Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	hf_SupplementTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2018

August 22, 2018

Harbor Diversified International All Cap Fund

Effective August 22, 2018, Harbor Capital Advisors, Inc., the investment adviser to Harbor Diversified International All Cap Fund (the "Fund"), has contractually agreed to further reduce the operating expenses of the Fund, excluding interest expense, if any, to 0.80%, 0.72%, 1.05%, and 1.17% for the Institutional Class, Retirement, Administrative Class, and Investor Class, respectively. This expense limitation agreement is effective through February 29, 2020.

Effective August 22, 2018, the section under "Fund Summary – Harbor Diversified International All Cap Fund" titled "Fees and Expenses of the Fund" in the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees1	0.75%	0.75%	0.75%	0.75%
Distribution and Services (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses2	0.18%	0.10%	0.18%	0.30%
Total Annual Fund Operating Expenses2	0.93%	0.85%	1.18%	1.30%
Fee Waiver1,2	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver1,2	0.80%	0.72%	1.05%	1.17%

1The Adviser has contractually agreed to waive a portion of its management fee such that the Fund's operating expenses, excluding interest expense(if any), are limited to 0.80%, 0.72%, 1.05% and 1.17% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 29, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

2Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$82	$276	$495	$1,125
Retirement	$74	$251	$452	$1,030
Administrative	$107	$355	$630	$1,414
Investor	$119	$392	$694	$1,550

Harbor Diversified International All Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf_SupplementTextBlock

Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2018

August 22, 2018

Harbor Diversified International All Cap Fund

Effective August 22, 2018, Harbor Capital Advisors, Inc., the investment adviser to Harbor Diversified International All Cap Fund (the "Fund"), has contractually agreed to further reduce the operating expenses of the Fund, excluding interest expense, if any, to 0.80%, 0.72%, 1.05%, and 1.17% for the Institutional Class, Retirement, Administrative Class, and Investor Class, respectively. This expense limitation agreement is effective through February 29, 2020.

Effective August 22, 2018, the section under "Fund Summary – Harbor Diversified International All Cap Fund" titled "Fees and Expenses of the Fund" in the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees1	0.75%	0.75%	0.75%	0.75%
Distribution and Services (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses2	0.18%	0.10%	0.18%	0.30%
Total Annual Fund Operating Expenses2	0.93%	0.85%	1.18%	1.30%
Fee Waiver1,2	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver1,2	0.80%	0.72%	1.05%	1.17%

1The Adviser has contractually agreed to waive a portion of its management fee such that the Fund's operating expenses, excluding interest expense(if any), are limited to 0.80%, 0.72%, 1.05% and 1.17% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 29, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

2Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$82	$276	$495	$1,125
Retirement	$74	$251	$452	$1,030
Administrative	$107	$355	$630	$1,414
Investor	$119	$392	$694	$1,550

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Diversified International All Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	276
Five Years	rr_ExpenseExampleYear05	495
Ten Years	rr_ExpenseExampleYear10	$ 1,125
Harbor Diversified International All Cap Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 74
Three Years	rr_ExpenseExampleYear03	251
Five Years	rr_ExpenseExampleYear05	452
Ten Years	rr_ExpenseExampleYear10	$ 1,030
Harbor Diversified International All Cap Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 107
Three Years	rr_ExpenseExampleYear03	355
Five Years	rr_ExpenseExampleYear05	630
Ten Years	rr_ExpenseExampleYear10	$ 1,414
Harbor Diversified International All Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 119
Three Years	rr_ExpenseExampleYear03	392
Five Years	rr_ExpenseExampleYear05	694
Ten Years	rr_ExpenseExampleYear10	$ 1,550

[1]	The Adviser has contractually agreed to waive a portion of its management fee such that the Fund's operating expenses, excluding interest expense(if any), are limited to 0.80%, 0.72%, 1.05% and 1.17% for the Institutional Class, Retirement Class, Administrative Class, and Investor Class, respectively, through February 29, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.